RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - LEVEL 3 INPUTS (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD CAD / bbl CAD / MMBTU CAD / gal CAD / MWh	Dec. 31, 2015 CAD
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD (4,150)	CAD (4,731)
Fair Value
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(4,150)	(4,731)
Level 3 | Fair Value
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD (295)	CAD 54
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.65
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	5.62
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.77
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.37
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.66
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.14
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	26.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	78.70
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	48.32
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.10
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	11.05
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.24
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	40.97
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	78.94
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	68.58
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.37
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.75
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.06
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 30
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	1
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(159)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(72)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(91)
Market approach valuation technique | Level 3 | Fair Value | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 4
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	22.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	33.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	25.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	32.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	103.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	57.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	22.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	51.00%
Option model valuation technique | Level 3 | Commodity Options | Power | Weighted Average
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	23.00%
Option model valuation technique | Level 3 | Fair Value | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 4
Option model valuation technique | Level 3 | Fair Value | Commodity Options | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	(13)
Option model valuation technique | Level 3 | Fair Value | Commodity Options | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair Value	CAD 1